Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - Schedule of Net Financial (Income) Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Financial (Income) Expenses [Abstract]
Loss (gain) on revaluation of warrants	$ 38,088	$ (63,406)
Gain on disposition of marketable securities	(12,245)	(51,649)
Gain on extinguishment of long-term debt and lease liabilities	(12,835)
Interest income	(1,420)	(456)
Loss on foreign exchange	7,842	2,945
Interest on credit facility and long-term debt	2,688	12,770
Warrant issuance costs	2,000
Provision expense on VAT receivable	5,903	6,750
Interest on lease liabilities	1,391	1,451
Other financial (income) expenses	896	629
Net financial expenses (income)	$ 32,308	$ (90,966)